Property and Equipment, Net - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Hotel	Dec. 31, 2011 Hotel	Dec. 31, 2010 Hotel
Property, Plant and Equipment [Line Items]
Depreciation expense	337,511	229,742	167,490
Number of hotels demolished	1	1	1
Property and equipment written off	3,042	2,411	3,994
Gain on disposal of property and equipment		89	406
Reimbursement receivable	3,042		4,400
Cash received from demolished leased and operated hotel		2,500
Number of hotels likely to be demolished	4
Property and equipment aggregate carrying amount	14,844